UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
   ---------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)


                               C. Frank Watson III
    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2003
                                               ------------


                     Date of reporting period: May 31, 2003
                                               ------------

ITEM 1. Reports to Stockholders.



________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2003




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 23, 2003


To Our Fellow Shareholders:

What a difference a quarter makes. Investors should never underestimate the ability of the stock market to surprise and humble investors over the short term. That is why we rely on valuation analysis, which we believe, is a primary driver of investment returns over several years and longer.

Several risks impacted returns over the last year:

     o Structural risks including high debt levels and the sizable U.S. dependence on foreign capital,
     o    Deflation, which could be a by-product of high debt levels,
     o Inflation, which could eventually be ignited by attempts to fight deflation, and
     o    Geopolitical risks including terrorism.

We believe that current asset prices suggest returns of 6-9% for equity-type assets on average, over the next five years. The reality is that returns could be significantly different if growth rates are abnormally high or low or if assets become overvalued or undervalued. So, even though we believe the most likely range of returns is 6-9%, it's not hard to imagine returns being two percentage points higher or lower and, along the way, individual returns could be significantly higher or lower. The sad reality is that returns were so high in the 1990s that they effectively borrowed from the future. The bear market brought things back to reality and beyond and now we've had a bounce back to fair value. How can we do better?

We believe that Atlanta Investment Counsel's added value is the function of the quality of the research and our discipline. At times of extreme greed and fear this is particularly difficult because emotion can cloud judgment. We view one of the most important parts of our job as helping to avoid the emotional ties that can lead to buying and selling at the wrong time.

As of May 31, 2003, the fund had about a 37% allocation to the financial services and the multiline and property and casualty insurance areas. We like these areas because we believe: (1) valuations tend to be low relative to earnings, (2) great management can make a big difference and add value, (3) most competitors are generally mediocre and above-average managers are rare, (4)
growth opportunities are open-ended because market shares tend to be low, markets are large and they are businesses that don't become obsolete, and (5) reported earnings are generally cash earnings.

We remain both pleased and proud that the long-term track record of the fund remains positive and solidly ahead of the passive investment alternative of the S&P 500. Our efforts have met our goals and exceeded our own expectations during the fund's operation in the tumultuous time frame of 2000-2002.

We advise shareholders to maintain modest positive return expectations and also to sustain their confidence. We have selected portfolio companies that, in our opinion, retain the ability to perform well in their respective industries in an improved economic climate.

We find ourselves in an environment that is quite different from what most investors have grown used to over the past two decades. We have gone through the worst bear market in a generation, but have seen investors come back to the market again. We believe that we are well positioned for the environment we are faced with and remain confident we can continue to add substantial value.

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund


________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES

                     Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2003

--------------------------------------------------------------------------------
                         Wisdom Fund                    S&P 500 Total
                  Institutional Class Shares            Return Index
--------------------------------------------------------------------------------
   02/16/99                $25,000                        $25,000
   05/31/99                 24,889                         26,307
   08/31/99                 24,437                         26,767
   11/30/99                 25,340                         28,243
   02/29/00                 22,113                         27,867
   05/31/00                 25,295                         29,063
  8/31/2000                 26,599                         31,135
 11/30/2000                 28,898                         27,052
  2/28/2001                 28,128                         25,582
  5/31/2001                 28,001                         25,996
  8/31/2001                 27,379                         23,542
 11/30/2001                 27,690                         23,745
  2/28/2002                 28,821                         23,158
  5/31/2002                 30,181                         22,396
  8/31/2002                 27,801                         19,305
 11/30/2002                 27,827                         19,824
  2/28/2003                 25,944                         17,898
  5/31/2003                 29,082                         20,591



This graph depicts the performance of the Wisdom Fund - Institutional Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                ----------------------- ------------------------
                                             Since 2/16/99
                       One Year            (Commencement of
                                              Operations)
                ----------------------- ------------------------
                       (3.64)%                  3.59 %
                ----------------------- ------------------------



>>   The graph  assumes an initial  $25,000  investment  at  February  16,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2003, the value of the Fund's Institutional Class Shares would have grown to $29,082 - a cumulative total investment return of 16.33% since February 16, 1999.

>>   At May 31,  2003,  the value of a similar  investment  in the S&P 500 Total
     Return Index would have decreased to $20,591 - a cumulative total investment return of (17.64)% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.00%

      Apparel Manufacturing - 0.43%
        (a)Jones Apparel Group, Inc. .............................................                     5,310           $    155,902
                                                                                                                       ------------

      Beverages - 7.10%
           The Coca-Cola Company .................................................                    56,830              2,589,743
                                                                                                                       ------------

      Building Materials - 0.45%
           Lowe's Companies, Inc. ................................................                     3,230                136,500
        (a)USG Corporation .......................................................                     2,400                 27,936
                                                                                                                       ------------
                                                                                                                            164,436
                                                                                                                       ------------
      Chemicals - 0.20%
           Great Lakes Chemical Corporation ......................................                     3,220                 74,157
                                                                                                                       ------------

      Commercial Services - 2.09%
           First American Corporation ............................................                     7,770                210,412
           H&R Block, Inc. .......................................................                     3,320                135,921
           Moody's Corporation ...................................................                     8,005                417,460
                                                                                                                       ------------
                                                                                                                            763,793
                                                                                                                       ------------
      Computer Software & Services - 0.45%
           First Data Corporation ................................................                     3,970                164,437
                                                                                                                       ------------

      Cosmetics & Personal Care - 2.89%
           The Gillette Company ..................................................                    31,380              1,054,682
                                                                                                                       ------------

      Financial - Banks, Money Center - 2.40%
           Wells Fargo Company ...................................................                    18,122                875,293
                                                                                                                       ------------

      Financial Services - 7.58%
           American Express Company ..............................................                    37,050              1,543,503
           M&T Bank Corp. ........................................................                     2,030                180,771
           MBIA, Inc. ............................................................                    19,500                975,975
           SunTrust Banks, Inc. ..................................................                     1,100                 65,230
                                                                                                                       ------------
                                                                                                                          2,765,479
                                                                                                                       ------------
      Food - Wholesale - 1.02%
           Sysco Corporation .....................................................                    12,000                371,280
                                                                                                                       ------------

      Furniture & Home Appliances - 0.43%
           Ethan Allen Interiors, Inc. ...........................................                     4,430                157,841
                                                                                                                       ------------

      Health Care Services - 0.28%
        (a)Iron Mountain, Inc. ...................................................                     2,600                102,700
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Industrial Materials - Specialty - 0.10%
           Dover Corporation .....................................................                     1,200           $     36,372
                                                                                                                       ------------

      Insurance - Life & Health - 1.71%
           AFLAC, INCORPORATED ...................................................                    11,060                363,985
           Brown & Brown, Inc. ...................................................                     7,330                259,848
                                                                                                                       ------------
                                                                                                                            623,833
                                                                                                                       ------------
      Insurance - Multiline - 14.47%
           Ambac Financial Group, Inc. ...........................................                     6,580                438,952
           American International Group, Inc. ....................................                    23,150              1,339,922
           American National Insurance Company ...................................                     1,300                111,332
           Arthur J. Gallagher & Co. .............................................                    13,100                356,975
           Cincinnati Financial Corp. ............................................                    11,400                423,168
           Odyssey Re Holdings Corp. .............................................                    14,100                290,883
           PartnerRe Ltd. ........................................................                    11,005                584,585
           RenaissanceRe Holdings Ltd. ...........................................                    25,478              1,138,867
           The Chubb Corporation .................................................                     7,400                473,822
           Willis Group Holdings Limited .........................................                     3,800                120,156
                                                                                                                       ------------
                                                                                                                          5,278,662
                                                                                                                       ------------
      Insurance - Property & Casualty - 15.37%
           ACE Limited ...........................................................                     3,847                140,800
           Everest Re Group, Ltd. ................................................                    11,215                818,695
           Fidelity National Financial, Inc. .....................................                    20,421                634,488
           Leucadia National Corporation .........................................                     7,000                266,980
        (a)Markel Corporation ....................................................                     4,600              1,160,350
           The Progressive Corporation ...........................................                    21,460              1,545,120
           Wesco Financial Corporation ...........................................                       386                116,958
           White Mountains Insurance Group Ltd. ..................................                       900                369,900
           XL Capital Ltd. .......................................................                     6,375                554,944
                                                                                                                       ------------
                                                                                                                          5,608,235
                                                                                                                       ------------
      Manufacturing - 0.30%
        (a)American Standard Company, Inc. .......................................                     1,500                110,985
                                                                                                                       ------------

      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                       850                 22,261
                                                                                                                       ------------

      Oil & Gas - International - 0.21%
           PetroChina Co., Ltd. ..................................................                     3,000                 75,960
                                                                                                                       ------------

      Packaging & Containers - 0.10%
        (a)Sealed Air Corporation ................................................                       852                 37,394
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Publishing - Newspapers - 1.37%
           Gannett Co., Inc. .....................................................                       623           $     49,217
           The Washington Post Company ...........................................                       620                449,190
                                                                                                                       ------------
                                                                                                                            498,407
                                                                                                                       ------------
      Real Estate Investment Trusts - 0.45%
           HRPT Properties Trust .................................................                       575                  5,457
           Tanger Factory Outlet Centers, Inc. ...................................                     2,735                 88,340
           The Town & Country Trust ..............................................                     3,156                 72,083
                                                                                                                       ------------
                                                                                                                            165,880
                                                                                                                       ------------
      Restaurants & Food Service - 0.75%
           Wendy's International Inc. ............................................                     4,300                129,473
        (a)Yum! Brands Inc. ......................................................                     5,150                143,994
                                                                                                                       ------------
                                                                                                                            273,467
                                                                                                                       ------------
      Retail - Specialty Line - 1.91%
           La-Z-Boy, Inc. ........................................................                     3,000                 65,730
           The Sherwin-Williams Company ..........................................                    13,970                382,499
        (a)Zale Corporation ......................................................                     6,800                247,180
                                                                                                                       ------------
                                                                                                                            695,409
                                                                                                                       ------------
      Retirement/Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. ..........................................                         4                      5
                                                                                                                       ------------

      Shoes - Leather - 0.26%
           Brown Shoe Co., Inc. ..................................................                     3,300                 93,555
                                                                                                                       ------------

      Textiles - 3.24%
        (a)Mohawk Industries, Inc. ...............................................                    20,495              1,182,766
                                                                                                                       ------------

      Transportation - Miscellaneous - 0.11%
           GATX Corporation ......................................................                     2,342                 39,791
                                                                                                                       ------------

      Utilities - Energy - 3.27%
           Entergy Corporation ...................................................                     4,050                209,344
           FPL Group, Inc. .......................................................                     5,865                389,847
           Kinder Morgan, Inc. ...................................................                     8,700                444,135
           Progress Energy, Inc. .................................................                     3,150                148,207
                                                                                                                       ------------
                                                                                                                          1,191,533
                                                                                                                       ------------

           Total Common Stocks (Cost $22,780,283) ..........................................................             25,174,258
                                                                                                                       ------------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.46%

      Evergreen Institutional Municipal Money Market Fund ............................             1,330,554           $  1,330,554
      PIMCO High Yield Fund ..........................................................               188,453              1,756,383
                                                                                                                       ------------

           Total Investment Companies (Cost $3,048,258) ....................................................              3,086,937
                                                                                                                       ------------


                                                                                                   Principal
                                                                                                   ---------
U.S. GOVERNMENT OBLIGATIONS - 21.93%

      United States Treasury Bill due 06/26/03 ..................................                 $8,007,000              8,000,779
             (Cost $8,000,884)                                                                    ----------           ------------

Total Value of Investments (Cost $33,829,425 (b)) ...............................                      99.39 %         $ 36,261,974
Other Assets Less Liabilities ...................................................                       0.61 %              222,081
                                                                                                  ----------           ------------
      Net Assets ................................................................                     100.00 %         $ 36,484,055
                                                                                                  ==========           ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,819,028. Unrealized  appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................           $  3,015,979
           Unrealized depreciation .........................................................................               (573,033)
                                                                                                                       ------------

           Net unrealized appreciation .....................................................................           $  2,442,946
                                                                                                                       ============

















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003


ASSETS
      Investments, at value (cost $33,829,425) ........................................................                $ 36,261,974
      Income receivable ...............................................................................                      30,869
      Receivable for fund shares sold .................................................................                     237,728
      Other assets ....................................................................................                       9,133
                                                                                                                       ------------

           Total assets ...............................................................................                  36,539,704
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      52,637
      Payable for fund shares redeemed ................................................................                       3,012
                                                                                                                       ------------

           Total liabilities ..........................................................................                      55,649
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 36,484,055
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,464,630
      Accumulated net realized loss on investments ....................................................                    (413,124)
      Net unrealized appreciation on investments ......................................................                   2,432,549
                                                                                                                       ------------
                                                                                                                       $ 36,484,055
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,228,602/380,431 shares) ................................................................                $      11.12
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($13,824,651/1,245,792 shares) .............................................................                $      11.10
                                                                                                                       ============
      Maximum offering price per share (100/94.25 of $11.10) ..........................................                $      11.78
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($12,795,975/1,166,958 shares) .............................................................                $      10.97
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($5,634,827/511,666 shares) ................................................................                $      11.01
                                                                                                                       ============











See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     72,117
           Dividends .....................................................................................                  266,529
                                                                                                                       ------------

               Total income ..............................................................................                  338,646
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  125,108
           Fund administration fees (note 2) .............................................................                   31,277
           Distribution and service fees - Investor Class Shares (note 3) ................................                   22,154
           Distribution and service fees - Class B Shares (note 3) .......................................                   87,376
           Distribution and service fees - Class C Shares (note 3) .......................................                   35,604
           Custody fees ..................................................................................                    9,275
           Registration and filing administration fees (note 2) ..........................................                   23,931
           Fund accounting fees (note 2) .................................................................                   56,502
           Audit fees ....................................................................................                   16,475
           Legal fees ....................................................................................                   21,458
           Securities pricing fees .......................................................................                    4,866
           Shareholder recordkeeping fees ................................................................                   38,859
           Other accounting fees (note 2) ................................................................                    1,052
           Shareholder servicing expenses ................................................................                   10,018
           Registration and filing expenses ..............................................................                   50,159
           Printing expenses .............................................................................                   13,335
           Trustee fees and meeting expenses .............................................................                    3,890
           Other operating expenses ......................................................................                   10,249
                                                                                                                       ------------

               Total expenses ............................................................................                  561,588
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ......................................................                     (624)
                    Investment advisory fees waived (note 2) .............................................                   (9,452)
                                                                                                                       ------------

               Net expenses ..............................................................................                  551,512
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (212,866)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (179,255)
      Increase in unrealized appreciation on investments .................................................                1,023,603
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  844,348
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    631,482
                                                                                                                       ============


See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................             $   (212,866)         $    (55,987)
         Net realized loss from investment transactions ............................                 (179,255)             (233,249)
         Increase in unrealized appreciation on investments ........................                1,023,603               972,562
                                                                                                 ------------          ------------
              Net increase in net assets resulting from operations .................                  631,482               683,326
                                                                                                 ------------          ------------
     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Class Shares                        0               (30,682)
         Net realized gain from investment transactions - Investor Class Shares ....                        0               (15,741)
         Net realized gain from investment transactions - Class B Shares ...........                        0               (15,865)
         Net realized gain from investment transactions - Class C Shares ...........                        0               (10,533)
                                                                                                 ------------          ------------
              Decrease in net assets resulting from distributions ..................                        0               (72,821)
                                                                                                 ------------          ------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......               23,073,111             4,966,991
                                                                                                 ------------          ------------

                     Total increase in net assets ..................................               23,704,593             5,577,496

NET ASSETS
     Beginning of year .............................................................               12,779,462             7,201,966
                                                                                                 ------------          ------------

     End of year ...................................................................             $ 36,484,055          $ 12,779,462
                                                                                                 ============          ============
(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                   2003                                       2002
                                                        Shares               Value                 Shares                 Value
---------------------------------------------------  -------------------------------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold ......................................         59,533          $    629,968                44,137          $    469,606
Shares issued for reinvestment of distributions ..              0                     0                 2,873                30,682
Shares redeemed ..................................        (19,266)             (200,123)                  (10)                 (106)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................         40,267          $    429,845                47,000          $    500,182
                                                     ============          ============          ============          ============
---------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold ......................................      1,186,944          $ 12,484,955               179,059          $  1,939,701
Shares issued for reinvestment of distributions ..              0                     0                 1,412                15,119
Shares redeemed ..................................       (178,198)           (1,844,784)              (59,071)             (596,651)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      1,008,746          $ 10,640,171               121,400          $  1,358,169
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS B SHARES
---------------------------------------------------
Shares sold ......................................        869,053          $  9,061,351               328,961          $  3,657,636
Shares issued for reinvestment of distributions ..              0                     0                   984                10,520
Shares redeemed ..................................        (76,569)             (796,003)             (120,721)           (1,289,873)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        792,484          $  8,265,348               209,224          $  2,378,283
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS C SHARES
---------------------------------------------------
Shares sold ......................................        401,147          $  4,218,789                81,920          $    907,685
Shares issued for reinvestment of distributions ..              0                     0                   971                10,423
Shares redeemed ..................................        (46,073)             (481,042)              (16,796)             (187,751)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        355,074          $  3,737,747                66,095          $    730,357
                                                     ============          ============          ============          ============
---------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------
Shares sold ......................................      2,516,677          $ 26,395,063               634,077          $  6,974,628
Shares issued for reinvestment of distributions ..              0                     0                 6,240                66,744
Shares redeemed ..................................       (320,106)           (3,321,952)             (196,598)           (2,074,381)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      2,196,571          $ 23,073,111               443,719          $  4,966,991
                                                     ============          ============          ============          ============

See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002          2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     11.54    $     10.80    $      9.90    $      9.91    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ................         (0.03)         (0.02)          0.17           0.18           0.04
        Net realized and unrealized (loss) gain
            on investments ..........................         (0.39)          0.85           0.90          (0.01)         (0.09)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations ........         (0.42)          0.83           1.07           0.17          (0.05)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income .......................          0.00           0.00          (0.17)         (0.18)         (0.04)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------
            Total distributions .....................          0.00          (0.09)         (0.17)         (0.18)         (0.04)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ......................   $     11.12    $     11.54    $     10.80    $      9.90    $      9.91
                                                        ===========    ===========    ===========    ===========    ===========
Total return ........................................         (3.64)%         7.78 %        10.70 %         1.64 %        (0.45)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period ........................   $ 4,228,602    $ 3,924,962    $ 3,164,763    $ 2,710,312    $   498,213
                                                        ===========    ===========    ===========    ===========    ===========


   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.67 %         3.19 %         3.30 %         5.05 %        23.94 %(b)
        After expense reimbursements and waived fees           1.62 %         1.71 %         0.26 %         0.00 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.30)%        (1.65)%        (1.47)%        (2.87)%       (22.69)%(b)
        After expense reimbursements and waived fees          (0.25)%        (0.17)%         1.57 %         2.18 %         1.26 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.



                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002           2001          2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............    $     11.56    $     10.84    $      9.93    $      9.92    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ...............          (0.04)         (0.04)          0.13           0.12           0.02
        Net realized and unrealized (loss) gain
            on investments .........................          (0.42)          0.85           0.91           0.01          (0.08)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations .......          (0.46)          0.81           1.04           0.13          (0.06)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ......................           0.00           0.00          (0.13)         (0.12)         (0.02)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------

            Total distributions ....................           0.00          (0.09)         (0.13)         (0.12)         (0.02)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $     11.10    $     11.56    $     10.84    $      9.93    $      9.92
                                                        ===========    ===========    ===========    ===========    ===========

Total return (c) ...................................          (3.98)%         7.57 %        10.41 %         1.36 %        (0.58)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .......................    $13,824,651    $ 2,739,727    $ 1,253,515    $   656,212    $        99
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.91 %         3.39 %         3.86 %         4.29 %        15.49 %(b)
        After expense reimbursements and waived fees           1.87 %         1.96 %         0.68 %         0.25 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.56)%        (1.91)%        (1.97)%        (1.96)%       (14.68)%(b)
        After expense reimbursements and waived fees          (0.53)%        (0.48)%         1.21 %         2.08 %         0.81 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003           2002           2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................        $     11.50    $     10.87    $      9.97    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.10)         (0.07)          0.06           0.04
        Net realized and unrealized (loss) gain on investments               (0.43)          0.79           0.90          (0.23)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.06)         (0.04)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.06)         (0.04)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     10.97    $     11.50    $     10.87    $      9.97
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.61)%         6.72 %         9.60 %        (1.85)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $12,795,975    $ 4,307,197    $ 1,796,569    $ 1,168,374
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.14 %         4.33 %         4.09 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.28 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.50)%        (1.78)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.23)%         0.56 %         1.31 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................         $     11.54    $     10.91    $      9.98    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.09)         (0.10)          0.03           0.03
        Net realized and unrealized (loss) gain on investments               (0.44)          0.82           0.93          (0.22)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.03)         (0.03)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.03)         (0.03)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     11.01    $     11.54    $     10.91    $      9.98
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.59)%         6.69 %         9.64 %        (1.86)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $ 5,634,827    $ 1,807,576    $   987,119    $   173,395
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.18 %         4.44 %         4.07 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.41 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.62)%        (1.77)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.19)%         0.40 %         1.30 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                      See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $212,866 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.

                  The Fund has capital loss carryforwards for federal income tax purposes of $339,603, of which $174,661 expires in the year 2010 and $164,942 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $9,452 and reimbursed $624 of the operating expenses incurred by the Fund for the year ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2003, the Distributor retained sales charges in the amount of $24,085.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $22,154, $87,376, and $35,604, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $19,893,795 and $1,999,410, respectively, for the year ended May 31, 2003.














                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2003 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                             Position(s)  Length                                           Complex
         Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address          Fund/Trust   Served           During Past 5 Years             Trustee            Held by Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                        Independent Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Jack E. Brinson, 70          Trustee     Since    Retired;  Previously,  President  of       1       Independent  Trustee  - Gardner
                                         1997     Brinson   Investment  Co.  (personal               Lewis  Investment Trust for the
                                                  investments) President   of  Brinson               and three series of that trust;
                                                  Chevrolet,  Inc. (auto  dealership)                The Nottingham Investment Trust
                                                                                                     II for the eight series of that
                                                                                                     trust; Hillman Capital
                                                                                                     Management Investment Trust for
                                                                                                     two series of that trust; and
                                                                                                     de Leon Funds Trust for the
                                                                                                     one series of that trust  (all
                                                                                                     registered investment
                                                                                                     companies)
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                            Officers
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Douglas Davenport, 52     President,  Since    President  (since  1998) of  Atlanta      n/a                    n/a
Atlanta Investment  Counsel, Treasurer,  2003     Investment Counsel,  LLC (Advisor of
LLC                          Principal            the Fund);  previously,  stockbroker
3717 Haddon Hall Road, NW    Executive            at Lehman Brothers
Suite 200                    Officer,
Atlanta, GA  30327           and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Frank Watson III, 32      Secretary   Since    President   and   Chief    Operating      n/a                    n/a
                                         1997     Officer    (since   1999)   of   The
                                                  Nottingham                   Company
                                                  (Administrator    to   the    Fund);
                                                  previously,  Chief Operating Officer
                                                  of The Nottingham Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Julian G. Winters, 34        Assistant   Since    Vice            President-Compliance      n/a                    n/a
                             Treasurer   2003     Administration  (since  1998) of The
                             and                  Nottingham   Company;    previously,
                             Assistant            Fund  Accountant  at The  Nottingham
                             Secretary            Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel:  (212) 436-2000
Fax:  (212) 436-5000
www.deloitte.com                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:


We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
June 27, 2003

___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2003




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   WISDOM FUND
                          Annual Report to Shareholders
                                  July 23, 2003


To Our Fellow Shareholders:

What a difference a quarter makes. Investors should never underestimate the ability of the stock market to surprise and humble investors over the short term. That is why we rely on valuation analysis, which we believe, is a primary driver of investment returns over several years and longer.

Several risks impacted returns over the last year:

     o Structural risks including high debt levels and the sizable U.S. dependence on foreign capital,
     o    Deflation, which could be a by-product of high debt levels,
     o Inflation, which could eventually be ignited by attempts to fight deflation, and
     o    Geopolitical risks including terrorism.

We believe that current asset prices suggest returns of 6-9% for equity-type assets on average, over the next five years. The reality is that returns could be significantly different if growth rates are abnormally high or low or if assets become overvalued or undervalued. So, even though we believe the most likely range of returns is 6-9%, it's not hard to imagine returns being two percentage points higher or lower and, along the way, individual returns could be significantly higher or lower. The sad reality is that returns were so high in the 1990s that they effectively borrowed from the future. The bear market brought things back to reality and beyond and now we've had a bounce back to fair value. How can we do better?

We believe that Atlanta Investment Counsel's added value is the function of the quality of the research and our discipline. At times of extreme greed and fear this is particularly difficult because emotion can cloud judgment. We view one of the most important parts of our job as helping to avoid the emotional ties that can lead to buying and selling at the wrong time.

As of May 31, 2003, the fund had about a 37% allocation to the financial services and the multiline and property and casualty insurance areas. We like these areas because we believe: (1) valuations tend to be low relative to earnings, (2) great management can make a big difference and add value, (3) most competitors are generally mediocre and above-average managers are rare, (4)
growth opportunities are open-ended because market shares tend to be low, markets are large and they are businesses that don't become obsolete, and (5) reported earnings are generally cash earnings.

We remain both pleased and proud that the long-term track record of the fund remains positive and solidly ahead of the passive investment alternative of the S&P 500. Our efforts have met our goals and exceeded our own expectations during the fund's operation in the tumultuous time frame of 2000-2002.

We advise shareholders to maintain modest positive return expectations and also to sustain their confidence. We have selected portfolio companies that, in our opinion, retain the ability to perform well in their respective industries in an improved economic climate.

We find ourselves in an environment that is quite different from what most investors have grown used to over the past two decades. We have gone through the worst bear market in a generation, but have seen investors come back to the market again. We believe that we are well positioned for the environment we are faced with and remain confident we can continue to add substantial value.

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund


________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                                   WISDOM FUND

                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2003


--------------------------------------------------------------------------------
                         Wisdom Fund                    S&P 500 Total
                     Investor Class Shares              Return Index
--------------------------------------------------------------------------------
   02/16/99                $ 9,425                        $10,000
   05/31/99                  9,370                         10,523
   08/31/99                  9,191                         10,707
   11/30/99                  9,551                         11,297
   02/29/00                  8,311                         11,147
   05/31/00                  9,498                         11,625
  8/31/2000                  9,986                         12,454
 11/30/2000                 10,847                         10,821
  2/28/2001                 10,545                         10,233
  5/31/2001                 10,487                         10,399
  8/31/2001                 10,255                          9,417
 11/30/2001                 10,361                          9,498
  2/28/2002                 10,783                          9,259
  5/31/2002                 11,281                          8,959
  8/31/2002                 10,383                          7,722
 11/30/2002                 10,373                          7,930
  2/28/2003                  9,671                          7,159
  5/31/2003                 10,832                          8,236



This graph depicts the performance of the Wisdom Fund - Investor Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

       ------------------------------ --------------- ------------------
                                                        Since 2/16/99
                                         One Year       (Commencement
                                                        Of Operations)
       ------------------------------ --------------- ------------------

                No Sales Load             (3.98)%            3.30 %
       ------------------------------ --------------- ------------------
          5.75% Maximum Sales Load        (9.50)%            1.88 %
       ------------------------------ --------------- ------------------

>> The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At May 31, 2003, the value of the Fund's Investor Class Shares would have increased to $10,832 - a cumulative total investment return of 8.32% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the value of the Fund's Investor Class Shares would have grown to $11,493 - a cumulative total investment return of 14.93% since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At May 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,236 - a cumulative total investment return of (17.64)% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.00%

      Apparel Manufacturing - 0.43%
        (a)Jones Apparel Group, Inc. .............................................                     5,310           $    155,902
                                                                                                                       ------------

      Beverages - 7.10%
           The Coca-Cola Company .................................................                    56,830              2,589,743
                                                                                                                       ------------

      Building Materials - 0.45%
           Lowe's Companies, Inc. ................................................                     3,230                136,500
        (a)USG Corporation .......................................................                     2,400                 27,936
                                                                                                                       ------------
                                                                                                                            164,436
                                                                                                                       ------------
      Chemicals - 0.20%
           Great Lakes Chemical Corporation ......................................                     3,220                 74,157
                                                                                                                       ------------

      Commercial Services - 2.09%
           First American Corporation ............................................                     7,770                210,412
           H&R Block, Inc. .......................................................                     3,320                135,921
           Moody's Corporation ...................................................                     8,005                417,460
                                                                                                                       ------------
                                                                                                                            763,793
                                                                                                                       ------------
      Computer Software & Services - 0.45%
           First Data Corporation ................................................                     3,970                164,437
                                                                                                                       ------------

      Cosmetics & Personal Care - 2.89%
           The Gillette Company ..................................................                    31,380              1,054,682
                                                                                                                       ------------

      Financial - Banks, Money Center - 2.40%
           Wells Fargo Company ...................................................                    18,122                875,293
                                                                                                                       ------------

      Financial Services - 7.58%
           American Express Company ..............................................                    37,050              1,543,503
           M&T Bank Corp. ........................................................                     2,030                180,771
           MBIA, Inc. ............................................................                    19,500                975,975
           SunTrust Banks, Inc. ..................................................                     1,100                 65,230
                                                                                                                       ------------
                                                                                                                          2,765,479
                                                                                                                       ------------
      Food - Wholesale - 1.02%
           Sysco Corporation .....................................................                    12,000                371,280
                                                                                                                       ------------

      Furniture & Home Appliances - 0.43%
           Ethan Allen Interiors, Inc. ...........................................                     4,430                157,841
                                                                                                                       ------------

      Health Care Services - 0.28%
        (a)Iron Mountain, Inc. ...................................................                     2,600                102,700
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Industrial Materials - Specialty - 0.10%
           Dover Corporation .....................................................                     1,200           $     36,372
                                                                                                                       ------------

      Insurance - Life & Health - 1.71%
           AFLAC, INCORPORATED ...................................................                    11,060                363,985
           Brown & Brown, Inc. ...................................................                     7,330                259,848
                                                                                                                       ------------
                                                                                                                            623,833
                                                                                                                       ------------
      Insurance - Multiline - 14.47%
           Ambac Financial Group, Inc. ...........................................                     6,580                438,952
           American International Group, Inc. ....................................                    23,150              1,339,922
           American National Insurance Company ...................................                     1,300                111,332
           Arthur J. Gallagher & Co. .............................................                    13,100                356,975
           Cincinnati Financial Corp. ............................................                    11,400                423,168
           Odyssey Re Holdings Corp. .............................................                    14,100                290,883
           PartnerRe Ltd. ........................................................                    11,005                584,585
           RenaissanceRe Holdings Ltd. ...........................................                    25,478              1,138,867
           The Chubb Corporation .................................................                     7,400                473,822
           Willis Group Holdings Limited .........................................                     3,800                120,156
                                                                                                                       ------------
                                                                                                                          5,278,662
                                                                                                                       ------------
      Insurance - Property & Casualty - 15.37%
           ACE Limited ...........................................................                     3,847                140,800
           Everest Re Group, Ltd. ................................................                    11,215                818,695
           Fidelity National Financial, Inc. .....................................                    20,421                634,488
           Leucadia National Corporation .........................................                     7,000                266,980
        (a)Markel Corporation ....................................................                     4,600              1,160,350
           The Progressive Corporation ...........................................                    21,460              1,545,120
           Wesco Financial Corporation ...........................................                       386                116,958
           White Mountains Insurance Group Ltd. ..................................                       900                369,900
           XL Capital Ltd. .......................................................                     6,375                554,944
                                                                                                                       ------------
                                                                                                                          5,608,235
                                                                                                                       ------------
      Manufacturing - 0.30%
        (a)American Standard Company, Inc. .......................................                     1,500                110,985
                                                                                                                       ------------

      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                       850                 22,261
                                                                                                                       ------------

      Oil & Gas - International - 0.21%
           PetroChina Co., Ltd. ..................................................                     3,000                 75,960
                                                                                                                       ------------

      Packaging & Containers - 0.10%
        (a)Sealed Air Corporation ................................................                       852                 37,394
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Publishing - Newspapers - 1.37%
           Gannett Co., Inc. .....................................................                       623           $     49,217
           The Washington Post Company ...........................................                       620                449,190
                                                                                                                       ------------
                                                                                                                            498,407
                                                                                                                       ------------
      Real Estate Investment Trusts - 0.45%
           HRPT Properties Trust .................................................                       575                  5,457
           Tanger Factory Outlet Centers, Inc. ...................................                     2,735                 88,340
           The Town & Country Trust ..............................................                     3,156                 72,083
                                                                                                                       ------------
                                                                                                                            165,880
                                                                                                                       ------------
      Restaurants & Food Service - 0.75%
           Wendy's International Inc. ............................................                     4,300                129,473
        (a)Yum! Brands Inc. ......................................................                     5,150                143,994
                                                                                                                       ------------
                                                                                                                            273,467
                                                                                                                       ------------
      Retail - Specialty Line - 1.91%
           La-Z-Boy, Inc. ........................................................                     3,000                 65,730
           The Sherwin-Williams Company ..........................................                    13,970                382,499
        (a)Zale Corporation ......................................................                     6,800                247,180
                                                                                                                       ------------
                                                                                                                            695,409
                                                                                                                       ------------
      Retirement/Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. ..........................................                         4                      5
                                                                                                                       ------------

      Shoes - Leather - 0.26%
           Brown Shoe Co., Inc. ..................................................                     3,300                 93,555
                                                                                                                       ------------

      Textiles - 3.24%
        (a)Mohawk Industries, Inc. ...............................................                    20,495              1,182,766
                                                                                                                       ------------

      Transportation - Miscellaneous - 0.11%
           GATX Corporation ......................................................                     2,342                 39,791
                                                                                                                       ------------

      Utilities - Energy - 3.27%
           Entergy Corporation ...................................................                     4,050                209,344
           FPL Group, Inc. .......................................................                     5,865                389,847
           Kinder Morgan, Inc. ...................................................                     8,700                444,135
           Progress Energy, Inc. .................................................                     3,150                148,207
                                                                                                                       ------------
                                                                                                                          1,191,533
                                                                                                                       ------------

           Total Common Stocks (Cost $22,780,283) ..........................................................             25,174,258
                                                                                                                       ------------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.46%

      Evergreen Institutional Municipal Money Market Fund ............................             1,330,554           $  1,330,554
      PIMCO High Yield Fund ..........................................................               188,453              1,756,383
                                                                                                                       ------------

           Total Investment Companies (Cost $3,048,258) ....................................................              3,086,937
                                                                                                                       ------------


                                                                                                   Principal
                                                                                                   ---------
U.S. GOVERNMENT OBLIGATIONS - 21.93%

      United States Treasury Bill due 06/26/03 ..................................                 $8,007,000              8,000,779
             (Cost $8,000,884)                                                                    ----------           ------------

Total Value of Investments (Cost $33,829,425 (b)) ...............................                      99.39 %         $ 36,261,974
Other Assets Less Liabilities ...................................................                       0.61 %              222,081
                                                                                                  ----------           ------------
      Net Assets ................................................................                     100.00 %         $ 36,484,055
                                                                                                  ==========           ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,819,028. Unrealized  appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................           $  3,015,979
           Unrealized depreciation .........................................................................               (573,033)
                                                                                                                       ------------

           Net unrealized appreciation .....................................................................           $  2,442,946
                                                                                                                       ============

















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003


ASSETS
      Investments, at value (cost $33,829,425) ........................................................                $ 36,261,974
      Income receivable ...............................................................................                      30,869
      Receivable for fund shares sold .................................................................                     237,728
      Other assets ....................................................................................                       9,133
                                                                                                                       ------------

           Total assets ...............................................................................                  36,539,704
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      52,637
      Payable for fund shares redeemed ................................................................                       3,012
                                                                                                                       ------------

           Total liabilities ..........................................................................                      55,649
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 36,484,055
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,464,630
      Accumulated net realized loss on investments ....................................................                    (413,124)
      Net unrealized appreciation on investments ......................................................                   2,432,549
                                                                                                                       ------------
                                                                                                                       $ 36,484,055
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,228,602/380,431 shares) ................................................................                $      11.12
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($13,824,651/1,245,792 shares) .............................................................                $      11.10
                                                                                                                       ============
      Maximum offering price per share (100/94.25 of $11.10) ..........................................                $      11.78
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($12,795,975/1,166,958 shares) .............................................................                $      10.97
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($5,634,827/511,666 shares) ................................................................                $      11.01
                                                                                                                       ============











See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     72,117
           Dividends .....................................................................................                  266,529
                                                                                                                       ------------

               Total income ..............................................................................                  338,646
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  125,108
           Fund administration fees (note 2) .............................................................                   31,277
           Distribution and service fees - Investor Class Shares (note 3) ................................                   22,154
           Distribution and service fees - Class B Shares (note 3) .......................................                   87,376
           Distribution and service fees - Class C Shares (note 3) .......................................                   35,604
           Custody fees ..................................................................................                    9,275
           Registration and filing administration fees (note 2) ..........................................                   23,931
           Fund accounting fees (note 2) .................................................................                   56,502
           Audit fees ....................................................................................                   16,475
           Legal fees ....................................................................................                   21,458
           Securities pricing fees .......................................................................                    4,866
           Shareholder recordkeeping fees ................................................................                   38,859
           Other accounting fees (note 2) ................................................................                    1,052
           Shareholder servicing expenses ................................................................                   10,018
           Registration and filing expenses ..............................................................                   50,159
           Printing expenses .............................................................................                   13,335
           Trustee fees and meeting expenses .............................................................                    3,890
           Other operating expenses ......................................................................                   10,249
                                                                                                                       ------------

               Total expenses ............................................................................                  561,588
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ......................................................                     (624)
                    Investment advisory fees waived (note 2) .............................................                   (9,452)
                                                                                                                       ------------

               Net expenses ..............................................................................                  551,512
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (212,866)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (179,255)
      Increase in unrealized appreciation on investments .................................................                1,023,603
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  844,348
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    631,482
                                                                                                                       ============


See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................             $   (212,866)         $    (55,987)
         Net realized loss from investment transactions ............................                 (179,255)             (233,249)
         Increase in unrealized appreciation on investments ........................                1,023,603               972,562
                                                                                                 ------------          ------------
              Net increase in net assets resulting from operations .................                  631,482               683,326
                                                                                                 ------------          ------------
     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Class Shares                        0               (30,682)
         Net realized gain from investment transactions - Investor Class Shares ....                        0               (15,741)
         Net realized gain from investment transactions - Class B Shares ...........                        0               (15,865)
         Net realized gain from investment transactions - Class C Shares ...........                        0               (10,533)
                                                                                                 ------------          ------------
              Decrease in net assets resulting from distributions ..................                        0               (72,821)
                                                                                                 ------------          ------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......               23,073,111             4,966,991
                                                                                                 ------------          ------------

                     Total increase in net assets ..................................               23,704,593             5,577,496

NET ASSETS
     Beginning of year .............................................................               12,779,462             7,201,966
                                                                                                 ------------          ------------

     End of year ...................................................................             $ 36,484,055          $ 12,779,462
                                                                                                 ============          ============
(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                   2003                                       2002
                                                        Shares               Value                 Shares                 Value
---------------------------------------------------  -------------------------------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold ......................................         59,533          $    629,968                44,137          $    469,606
Shares issued for reinvestment of distributions ..              0                     0                 2,873                30,682
Shares redeemed ..................................        (19,266)             (200,123)                  (10)                 (106)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................         40,267          $    429,845                47,000          $    500,182
                                                     ============          ============          ============          ============
---------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold ......................................      1,186,944          $ 12,484,955               179,059          $  1,939,701
Shares issued for reinvestment of distributions ..              0                     0                 1,412                15,119
Shares redeemed ..................................       (178,198)           (1,844,784)              (59,071)             (596,651)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      1,008,746          $ 10,640,171               121,400          $  1,358,169
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS B SHARES
---------------------------------------------------
Shares sold ......................................        869,053          $  9,061,351               328,961          $  3,657,636
Shares issued for reinvestment of distributions ..              0                     0                   984                10,520
Shares redeemed ..................................        (76,569)             (796,003)             (120,721)           (1,289,873)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        792,484          $  8,265,348               209,224          $  2,378,283
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS C SHARES
---------------------------------------------------
Shares sold ......................................        401,147          $  4,218,789                81,920          $    907,685
Shares issued for reinvestment of distributions ..              0                     0                   971                10,423
Shares redeemed ..................................        (46,073)             (481,042)              (16,796)             (187,751)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        355,074          $  3,737,747                66,095          $    730,357
                                                     ============          ============          ============          ============
---------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------
Shares sold ......................................      2,516,677          $ 26,395,063               634,077          $  6,974,628
Shares issued for reinvestment of distributions ..              0                     0                 6,240                66,744
Shares redeemed ..................................       (320,106)           (3,321,952)             (196,598)           (2,074,381)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      2,196,571          $ 23,073,111               443,719          $  4,966,991
                                                     ============          ============          ============          ============

See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002          2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     11.54    $     10.80    $      9.90    $      9.91    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ................         (0.03)         (0.02)          0.17           0.18           0.04
        Net realized and unrealized (loss) gain
            on investments ..........................         (0.39)          0.85           0.90          (0.01)         (0.09)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations ........         (0.42)          0.83           1.07           0.17          (0.05)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income .......................          0.00           0.00          (0.17)         (0.18)         (0.04)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------
            Total distributions .....................          0.00          (0.09)         (0.17)         (0.18)         (0.04)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ......................   $     11.12    $     11.54    $     10.80    $      9.90    $      9.91
                                                        ===========    ===========    ===========    ===========    ===========
Total return ........................................         (3.64)%         7.78 %        10.70 %         1.64 %        (0.45)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period ........................   $ 4,228,602    $ 3,924,962    $ 3,164,763    $ 2,710,312    $   498,213
                                                        ===========    ===========    ===========    ===========    ===========


   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.67 %         3.19 %         3.30 %         5.05 %        23.94 %(b)
        After expense reimbursements and waived fees           1.62 %         1.71 %         0.26 %         0.00 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.30)%        (1.65)%        (1.47)%        (2.87)%       (22.69)%(b)
        After expense reimbursements and waived fees          (0.25)%        (0.17)%         1.57 %         2.18 %         1.26 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.



                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002           2001          2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............    $     11.56    $     10.84    $      9.93    $      9.92    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ...............          (0.04)         (0.04)          0.13           0.12           0.02
        Net realized and unrealized (loss) gain
            on investments .........................          (0.42)          0.85           0.91           0.01          (0.08)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations .......          (0.46)          0.81           1.04           0.13          (0.06)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ......................           0.00           0.00          (0.13)         (0.12)         (0.02)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------

            Total distributions ....................           0.00          (0.09)         (0.13)         (0.12)         (0.02)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $     11.10    $     11.56    $     10.84    $      9.93    $      9.92
                                                        ===========    ===========    ===========    ===========    ===========

Total return (c) ...................................          (3.98)%         7.57 %        10.41 %         1.36 %        (0.58)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .......................    $13,824,651    $ 2,739,727    $ 1,253,515    $   656,212    $        99
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.91 %         3.39 %         3.86 %         4.29 %        15.49 %(b)
        After expense reimbursements and waived fees           1.87 %         1.96 %         0.68 %         0.25 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.56)%        (1.91)%        (1.97)%        (1.96)%       (14.68)%(b)
        After expense reimbursements and waived fees          (0.53)%        (0.48)%         1.21 %         2.08 %         0.81 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003           2002           2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................        $     11.50    $     10.87    $      9.97    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.10)         (0.07)          0.06           0.04
        Net realized and unrealized (loss) gain on investments               (0.43)          0.79           0.90          (0.23)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.06)         (0.04)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.06)         (0.04)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     10.97    $     11.50    $     10.87    $      9.97
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.61)%         6.72 %         9.60 %        (1.85)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $12,795,975    $ 4,307,197    $ 1,796,569    $ 1,168,374
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.14 %         4.33 %         4.09 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.28 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.50)%        (1.78)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.23)%         0.56 %         1.31 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................         $     11.54    $     10.91    $      9.98    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.09)         (0.10)          0.03           0.03
        Net realized and unrealized (loss) gain on investments               (0.44)          0.82           0.93          (0.22)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.03)         (0.03)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.03)         (0.03)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     11.01    $     11.54    $     10.91    $      9.98
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.59)%         6.69 %         9.64 %        (1.86)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $ 5,634,827    $ 1,807,576    $   987,119    $   173,395
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.18 %         4.44 %         4.07 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.41 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.62)%        (1.77)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.19)%         0.40 %         1.30 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                      See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $212,866 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.

                  The Fund has capital loss carryforwards for federal income tax purposes of $339,603, of which $174,661 expires in the year 2010 and $164,942 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $9,452 and reimbursed $624 of the operating expenses incurred by the Fund for the year ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2003, the Distributor retained sales charges in the amount of $24,085.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $22,154, $87,376, and $35,604, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $19,893,795 and $1,999,410, respectively, for the year ended May 31, 2003.














                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2003 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                             Position(s)  Length                                           Complex
         Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address          Fund/Trust   Served           During Past 5 Years             Trustee            Held by Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                        Independent Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Jack E. Brinson, 70          Trustee     Since    Retired;  Previously,  President  of       1       Independent  Trustee  - Gardner
                                         1997     Brinson   Investment  Co.  (personal               Lewis  Investment Trust for the
                                                  investments) President   of  Brinson               and three series of that trust;
                                                  Chevrolet,  Inc. (auto  dealership)                The Nottingham Investment Trust
                                                                                                     II for the eight series of that
                                                                                                     trust; Hillman Capital
                                                                                                     Management Investment Trust for
                                                                                                     two series of that trust; and
                                                                                                     de Leon Funds Trust for the
                                                                                                     one series of that trust  (all
                                                                                                     registered investment
                                                                                                     companies)
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                            Officers
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Douglas Davenport, 52     President,  Since    President  (since  1998) of  Atlanta      n/a                    n/a
Atlanta Investment  Counsel, Treasurer,  2003     Investment Counsel,  LLC (Advisor of
LLC                          Principal            the Fund);  previously,  stockbroker
3717 Haddon Hall Road, NW    Executive            at Lehman Brothers
Suite 200                    Officer,
Atlanta, GA  30327           and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Frank Watson III, 32      Secretary   Since    President   and   Chief    Operating      n/a                    n/a
                                         1997     Officer    (since   1999)   of   The
                                                  Nottingham                   Company
                                                  (Administrator    to   the    Fund);
                                                  previously,  Chief Operating Officer
                                                  of The Nottingham Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Julian G. Winters, 34        Assistant   Since    Vice            President-Compliance      n/a                    n/a
                             Treasurer   2003     Administration  (since  1998) of The
                             and                  Nottingham   Company;    previously,
                             Assistant            Fund  Accountant  at The  Nottingham
                             Secretary            Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel:  (212) 436-2000
Fax:  (212) 436-5000
www.deloitte.com                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:


We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
June 27, 2003

___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS B SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2003




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                  WISDOM FUND
                          Annual Report to Shareholders
                                  July 23, 2003


To Our Fellow Shareholders:

What a difference a quarter makes. Investors should never underestimate the ability of the stock market to surprise and humble investors over the short term. That is why we rely on valuation analysis, which we believe, is a primary driver of investment returns over several years and longer.

Several risks impacted returns over the last year:

     o Structural risks including high debt levels and the sizable U.S. dependence on foreign capital,
     o    Deflation, which could be a by-product of high debt levels,
     o Inflation, which could eventually be ignited by attempts to fight deflation, and
     o    Geopolitical risks including terrorism.

We believe that current asset prices suggest returns of 6-9% for equity-type assets on average, over the next five years. The reality is that returns could be significantly different if growth rates are abnormally high or low or if assets become overvalued or undervalued. So, even though we believe the most likely range of returns is 6-9%, it's not hard to imagine returns being two percentage points higher or lower and, along the way, individual returns could be significantly higher or lower. The sad reality is that returns were so high in the 1990s that they effectively borrowed from the future. The bear market brought things back to reality and beyond and now we've had a bounce back to fair value. How can we do better?

We believe that Atlanta Investment Counsel's added value is the function of the quality of the research and our discipline. At times of extreme greed and fear this is particularly difficult because emotion can cloud judgment. We view one of the most important parts of our job as helping to avoid the emotional ties that can lead to buying and selling at the wrong time.

As of May 31, 2003, the fund had about a 37% allocation to the financial services and the multiline and property and casualty insurance areas. We like these areas because we believe: (1) valuations tend to be low relative to earnings, (2) great management can make a big difference and add value, (3) most competitors are generally mediocre and above-average managers are rare, (4)
growth opportunities are open-ended because market shares tend to be low, markets are large and they are businesses that don't become obsolete, and (5) reported earnings are generally cash earnings.

We remain both pleased and proud that the long-term track record of the fund remains positive and solidly ahead of the passive investment alternative of the S&P 500. Our efforts have met our goals and exceeded our own expectations during the fund's operation in the tumultuous time frame of 2000-2002.

We advise shareholders to maintain modest positive return expectations and also to sustain their confidence. We have selected portfolio companies that, in our opinion, retain the ability to perform well in their respective industries in an improved economic climate.

We find ourselves in an environment that is quite different from what most investors have grown used to over the past two decades. We have gone through the worst bear market in a generation, but have seen investors come back to the market again. We believe that we are well positioned for the environment we are faced with and remain confident we can continue to add substantial value.

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund


________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                                   WISDOM FUND

                                 CLASS B SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2003

--------------------------------------------------------------------------------
                       Wisdom Fund                    S&P 500 Total
                      Class B Shares                   Return Index
--------------------------------------------------------------------------------
   11/16/99              $10,000                        $10,000
   02/29/00                8,613                          9,655
   05/31/00                9,815                         10,070
   08/31/00               10,307                         10,787
   11/30/00               11,164                          9,373
   02/28/01               10,841                          8,863
   05/31/01               10,757                          9,007
   08/31/01               10,499                          8,156
   11/30/01               10,588                          8,227
   02/28/02               11,000                          8,020
   05/31/02               11,479                          7,760
   08/31/02               10,551                          6,689
   11/30/02               10,531                          6,868
   02/28/03                9,792                          6,201
   05/31/03               10,650                          7,134



This graph depicts the performance of the Wisdom Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

      ------------------------------ -------------- ---------------------
                                                       Since 11/16/99
                                        One Year       (Commencement
                                                       of Operations)
      ------------------------------ -------------- ---------------------

             No Sales Charges            (4.61)%            2.60 %
      ------------------------------ -------------- ---------------------
           Maximum Sales Charge          (8.42)%            1.80 %
      ------------------------------ -------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the applicable maximum contingent deferred sales charge ("CDSC"), taken on the last business day of the most recently completed fiscal year. The table above includes the maximum CDSC corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested.

>> At May 31, 2003, the value of the Fund's Class B Shares would have increased to $10,650 - a cumulative total investment return of 6.50% since November 16, 1999. Without the deduction of the 3% maximum CDSC for the length of time the investment was held, the value of the Fund's Class B Shares would have increased to $10,950 - a cumulative total investment return of 9.50% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2003, a similar investment in the S&P 500 Total Return Index would have decreased to $7,134 - a cumulative total investment return of (28.66)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.00%

      Apparel Manufacturing - 0.43%
        (a)Jones Apparel Group, Inc. .............................................                     5,310           $    155,902
                                                                                                                       ------------

      Beverages - 7.10%
           The Coca-Cola Company .................................................                    56,830              2,589,743
                                                                                                                       ------------

      Building Materials - 0.45%
           Lowe's Companies, Inc. ................................................                     3,230                136,500
        (a)USG Corporation .......................................................                     2,400                 27,936
                                                                                                                       ------------
                                                                                                                            164,436
                                                                                                                       ------------
      Chemicals - 0.20%
           Great Lakes Chemical Corporation ......................................                     3,220                 74,157
                                                                                                                       ------------

      Commercial Services - 2.09%
           First American Corporation ............................................                     7,770                210,412
           H&R Block, Inc. .......................................................                     3,320                135,921
           Moody's Corporation ...................................................                     8,005                417,460
                                                                                                                       ------------
                                                                                                                            763,793
                                                                                                                       ------------
      Computer Software & Services - 0.45%
           First Data Corporation ................................................                     3,970                164,437
                                                                                                                       ------------

      Cosmetics & Personal Care - 2.89%
           The Gillette Company ..................................................                    31,380              1,054,682
                                                                                                                       ------------

      Financial - Banks, Money Center - 2.40%
           Wells Fargo Company ...................................................                    18,122                875,293
                                                                                                                       ------------

      Financial Services - 7.58%
           American Express Company ..............................................                    37,050              1,543,503
           M&T Bank Corp. ........................................................                     2,030                180,771
           MBIA, Inc. ............................................................                    19,500                975,975
           SunTrust Banks, Inc. ..................................................                     1,100                 65,230
                                                                                                                       ------------
                                                                                                                          2,765,479
                                                                                                                       ------------
      Food - Wholesale - 1.02%
           Sysco Corporation .....................................................                    12,000                371,280
                                                                                                                       ------------

      Furniture & Home Appliances - 0.43%
           Ethan Allen Interiors, Inc. ...........................................                     4,430                157,841
                                                                                                                       ------------

      Health Care Services - 0.28%
        (a)Iron Mountain, Inc. ...................................................                     2,600                102,700
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Industrial Materials - Specialty - 0.10%
           Dover Corporation .....................................................                     1,200           $     36,372
                                                                                                                       ------------

      Insurance - Life & Health - 1.71%
           AFLAC, INCORPORATED ...................................................                    11,060                363,985
           Brown & Brown, Inc. ...................................................                     7,330                259,848
                                                                                                                       ------------
                                                                                                                            623,833
                                                                                                                       ------------
      Insurance - Multiline - 14.47%
           Ambac Financial Group, Inc. ...........................................                     6,580                438,952
           American International Group, Inc. ....................................                    23,150              1,339,922
           American National Insurance Company ...................................                     1,300                111,332
           Arthur J. Gallagher & Co. .............................................                    13,100                356,975
           Cincinnati Financial Corp. ............................................                    11,400                423,168
           Odyssey Re Holdings Corp. .............................................                    14,100                290,883
           PartnerRe Ltd. ........................................................                    11,005                584,585
           RenaissanceRe Holdings Ltd. ...........................................                    25,478              1,138,867
           The Chubb Corporation .................................................                     7,400                473,822
           Willis Group Holdings Limited .........................................                     3,800                120,156
                                                                                                                       ------------
                                                                                                                          5,278,662
                                                                                                                       ------------
      Insurance - Property & Casualty - 15.37%
           ACE Limited ...........................................................                     3,847                140,800
           Everest Re Group, Ltd. ................................................                    11,215                818,695
           Fidelity National Financial, Inc. .....................................                    20,421                634,488
           Leucadia National Corporation .........................................                     7,000                266,980
        (a)Markel Corporation ....................................................                     4,600              1,160,350
           The Progressive Corporation ...........................................                    21,460              1,545,120
           Wesco Financial Corporation ...........................................                       386                116,958
           White Mountains Insurance Group Ltd. ..................................                       900                369,900
           XL Capital Ltd. .......................................................                     6,375                554,944
                                                                                                                       ------------
                                                                                                                          5,608,235
                                                                                                                       ------------
      Manufacturing - 0.30%
        (a)American Standard Company, Inc. .......................................                     1,500                110,985
                                                                                                                       ------------

      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                       850                 22,261
                                                                                                                       ------------

      Oil & Gas - International - 0.21%
           PetroChina Co., Ltd. ..................................................                     3,000                 75,960
                                                                                                                       ------------

      Packaging & Containers - 0.10%
        (a)Sealed Air Corporation ................................................                       852                 37,394
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Publishing - Newspapers - 1.37%
           Gannett Co., Inc. .....................................................                       623           $     49,217
           The Washington Post Company ...........................................                       620                449,190
                                                                                                                       ------------
                                                                                                                            498,407
                                                                                                                       ------------
      Real Estate Investment Trusts - 0.45%
           HRPT Properties Trust .................................................                       575                  5,457
           Tanger Factory Outlet Centers, Inc. ...................................                     2,735                 88,340
           The Town & Country Trust ..............................................                     3,156                 72,083
                                                                                                                       ------------
                                                                                                                            165,880
                                                                                                                       ------------
      Restaurants & Food Service - 0.75%
           Wendy's International Inc. ............................................                     4,300                129,473
        (a)Yum! Brands Inc. ......................................................                     5,150                143,994
                                                                                                                       ------------
                                                                                                                            273,467
                                                                                                                       ------------
      Retail - Specialty Line - 1.91%
           La-Z-Boy, Inc. ........................................................                     3,000                 65,730
           The Sherwin-Williams Company ..........................................                    13,970                382,499
        (a)Zale Corporation ......................................................                     6,800                247,180
                                                                                                                       ------------
                                                                                                                            695,409
                                                                                                                       ------------
      Retirement/Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. ..........................................                         4                      5
                                                                                                                       ------------

      Shoes - Leather - 0.26%
           Brown Shoe Co., Inc. ..................................................                     3,300                 93,555
                                                                                                                       ------------

      Textiles - 3.24%
        (a)Mohawk Industries, Inc. ...............................................                    20,495              1,182,766
                                                                                                                       ------------

      Transportation - Miscellaneous - 0.11%
           GATX Corporation ......................................................                     2,342                 39,791
                                                                                                                       ------------

      Utilities - Energy - 3.27%
           Entergy Corporation ...................................................                     4,050                209,344
           FPL Group, Inc. .......................................................                     5,865                389,847
           Kinder Morgan, Inc. ...................................................                     8,700                444,135
           Progress Energy, Inc. .................................................                     3,150                148,207
                                                                                                                       ------------
                                                                                                                          1,191,533
                                                                                                                       ------------

           Total Common Stocks (Cost $22,780,283) ..........................................................             25,174,258
                                                                                                                       ------------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.46%

      Evergreen Institutional Municipal Money Market Fund ............................             1,330,554           $  1,330,554
      PIMCO High Yield Fund ..........................................................               188,453              1,756,383
                                                                                                                       ------------

           Total Investment Companies (Cost $3,048,258) ....................................................              3,086,937
                                                                                                                       ------------


                                                                                                   Principal
                                                                                                   ---------
U.S. GOVERNMENT OBLIGATIONS - 21.93%

      United States Treasury Bill due 06/26/03 ..................................                 $8,007,000              8,000,779
             (Cost $8,000,884)                                                                    ----------           ------------

Total Value of Investments (Cost $33,829,425 (b)) ...............................                      99.39 %         $ 36,261,974
Other Assets Less Liabilities ...................................................                       0.61 %              222,081
                                                                                                  ----------           ------------
      Net Assets ................................................................                     100.00 %         $ 36,484,055
                                                                                                  ==========           ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,819,028. Unrealized  appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................           $  3,015,979
           Unrealized depreciation .........................................................................               (573,033)
                                                                                                                       ------------

           Net unrealized appreciation .....................................................................           $  2,442,946
                                                                                                                       ============

















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003


ASSETS
      Investments, at value (cost $33,829,425) ........................................................                $ 36,261,974
      Income receivable ...............................................................................                      30,869
      Receivable for fund shares sold .................................................................                     237,728
      Other assets ....................................................................................                       9,133
                                                                                                                       ------------

           Total assets ...............................................................................                  36,539,704
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      52,637
      Payable for fund shares redeemed ................................................................                       3,012
                                                                                                                       ------------

           Total liabilities ..........................................................................                      55,649
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 36,484,055
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,464,630
      Accumulated net realized loss on investments ....................................................                    (413,124)
      Net unrealized appreciation on investments ......................................................                   2,432,549
                                                                                                                       ------------
                                                                                                                       $ 36,484,055
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,228,602/380,431 shares) ................................................................                $      11.12
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($13,824,651/1,245,792 shares) .............................................................                $      11.10
                                                                                                                       ============
      Maximum offering price per share (100/94.25 of $11.10) ..........................................                $      11.78
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($12,795,975/1,166,958 shares) .............................................................                $      10.97
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($5,634,827/511,666 shares) ................................................................                $      11.01
                                                                                                                       ============











See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     72,117
           Dividends .....................................................................................                  266,529
                                                                                                                       ------------

               Total income ..............................................................................                  338,646
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  125,108
           Fund administration fees (note 2) .............................................................                   31,277
           Distribution and service fees - Investor Class Shares (note 3) ................................                   22,154
           Distribution and service fees - Class B Shares (note 3) .......................................                   87,376
           Distribution and service fees - Class C Shares (note 3) .......................................                   35,604
           Custody fees ..................................................................................                    9,275
           Registration and filing administration fees (note 2) ..........................................                   23,931
           Fund accounting fees (note 2) .................................................................                   56,502
           Audit fees ....................................................................................                   16,475
           Legal fees ....................................................................................                   21,458
           Securities pricing fees .......................................................................                    4,866
           Shareholder recordkeeping fees ................................................................                   38,859
           Other accounting fees (note 2) ................................................................                    1,052
           Shareholder servicing expenses ................................................................                   10,018
           Registration and filing expenses ..............................................................                   50,159
           Printing expenses .............................................................................                   13,335
           Trustee fees and meeting expenses .............................................................                    3,890
           Other operating expenses ......................................................................                   10,249
                                                                                                                       ------------

               Total expenses ............................................................................                  561,588
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ......................................................                     (624)
                    Investment advisory fees waived (note 2) .............................................                   (9,452)
                                                                                                                       ------------

               Net expenses ..............................................................................                  551,512
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (212,866)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (179,255)
      Increase in unrealized appreciation on investments .................................................                1,023,603
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  844,348
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    631,482
                                                                                                                       ============


See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................             $   (212,866)         $    (55,987)
         Net realized loss from investment transactions ............................                 (179,255)             (233,249)
         Increase in unrealized appreciation on investments ........................                1,023,603               972,562
                                                                                                 ------------          ------------
              Net increase in net assets resulting from operations .................                  631,482               683,326
                                                                                                 ------------          ------------
     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Class Shares                        0               (30,682)
         Net realized gain from investment transactions - Investor Class Shares ....                        0               (15,741)
         Net realized gain from investment transactions - Class B Shares ...........                        0               (15,865)
         Net realized gain from investment transactions - Class C Shares ...........                        0               (10,533)
                                                                                                 ------------          ------------
              Decrease in net assets resulting from distributions ..................                        0               (72,821)
                                                                                                 ------------          ------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......               23,073,111             4,966,991
                                                                                                 ------------          ------------

                     Total increase in net assets ..................................               23,704,593             5,577,496

NET ASSETS
     Beginning of year .............................................................               12,779,462             7,201,966
                                                                                                 ------------          ------------

     End of year ...................................................................             $ 36,484,055          $ 12,779,462
                                                                                                 ============          ============
(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                   2003                                       2002
                                                        Shares               Value                 Shares                 Value
---------------------------------------------------  -------------------------------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold ......................................         59,533          $    629,968                44,137          $    469,606
Shares issued for reinvestment of distributions ..              0                     0                 2,873                30,682
Shares redeemed ..................................        (19,266)             (200,123)                  (10)                 (106)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................         40,267          $    429,845                47,000          $    500,182
                                                     ============          ============          ============          ============
---------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold ......................................      1,186,944          $ 12,484,955               179,059          $  1,939,701
Shares issued for reinvestment of distributions ..              0                     0                 1,412                15,119
Shares redeemed ..................................       (178,198)           (1,844,784)              (59,071)             (596,651)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      1,008,746          $ 10,640,171               121,400          $  1,358,169
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS B SHARES
---------------------------------------------------
Shares sold ......................................        869,053          $  9,061,351               328,961          $  3,657,636
Shares issued for reinvestment of distributions ..              0                     0                   984                10,520
Shares redeemed ..................................        (76,569)             (796,003)             (120,721)           (1,289,873)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        792,484          $  8,265,348               209,224          $  2,378,283
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS C SHARES
---------------------------------------------------
Shares sold ......................................        401,147          $  4,218,789                81,920          $    907,685
Shares issued for reinvestment of distributions ..              0                     0                   971                10,423
Shares redeemed ..................................        (46,073)             (481,042)              (16,796)             (187,751)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        355,074          $  3,737,747                66,095          $    730,357
                                                     ============          ============          ============          ============
---------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------
Shares sold ......................................      2,516,677          $ 26,395,063               634,077          $  6,974,628
Shares issued for reinvestment of distributions ..              0                     0                 6,240                66,744
Shares redeemed ..................................       (320,106)           (3,321,952)             (196,598)           (2,074,381)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      2,196,571          $ 23,073,111               443,719          $  4,966,991
                                                     ============          ============          ============          ============

See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002          2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     11.54    $     10.80    $      9.90    $      9.91    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ................         (0.03)         (0.02)          0.17           0.18           0.04
        Net realized and unrealized (loss) gain
            on investments ..........................         (0.39)          0.85           0.90          (0.01)         (0.09)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations ........         (0.42)          0.83           1.07           0.17          (0.05)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income .......................          0.00           0.00          (0.17)         (0.18)         (0.04)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------
            Total distributions .....................          0.00          (0.09)         (0.17)         (0.18)         (0.04)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ......................   $     11.12    $     11.54    $     10.80    $      9.90    $      9.91
                                                        ===========    ===========    ===========    ===========    ===========
Total return ........................................         (3.64)%         7.78 %        10.70 %         1.64 %        (0.45)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period ........................   $ 4,228,602    $ 3,924,962    $ 3,164,763    $ 2,710,312    $   498,213
                                                        ===========    ===========    ===========    ===========    ===========


   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.67 %         3.19 %         3.30 %         5.05 %        23.94 %(b)
        After expense reimbursements and waived fees           1.62 %         1.71 %         0.26 %         0.00 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.30)%        (1.65)%        (1.47)%        (2.87)%       (22.69)%(b)
        After expense reimbursements and waived fees          (0.25)%        (0.17)%         1.57 %         2.18 %         1.26 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.



                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002           2001          2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............    $     11.56    $     10.84    $      9.93    $      9.92    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ...............          (0.04)         (0.04)          0.13           0.12           0.02
        Net realized and unrealized (loss) gain
            on investments .........................          (0.42)          0.85           0.91           0.01          (0.08)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations .......          (0.46)          0.81           1.04           0.13          (0.06)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ......................           0.00           0.00          (0.13)         (0.12)         (0.02)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------

            Total distributions ....................           0.00          (0.09)         (0.13)         (0.12)         (0.02)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $     11.10    $     11.56    $     10.84    $      9.93    $      9.92
                                                        ===========    ===========    ===========    ===========    ===========

Total return (c) ...................................          (3.98)%         7.57 %        10.41 %         1.36 %        (0.58)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .......................    $13,824,651    $ 2,739,727    $ 1,253,515    $   656,212    $        99
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.91 %         3.39 %         3.86 %         4.29 %        15.49 %(b)
        After expense reimbursements and waived fees           1.87 %         1.96 %         0.68 %         0.25 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.56)%        (1.91)%        (1.97)%        (1.96)%       (14.68)%(b)
        After expense reimbursements and waived fees          (0.53)%        (0.48)%         1.21 %         2.08 %         0.81 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003           2002           2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................        $     11.50    $     10.87    $      9.97    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.10)         (0.07)          0.06           0.04
        Net realized and unrealized (loss) gain on investments               (0.43)          0.79           0.90          (0.23)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.06)         (0.04)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.06)         (0.04)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     10.97    $     11.50    $     10.87    $      9.97
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.61)%         6.72 %         9.60 %        (1.85)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $12,795,975    $ 4,307,197    $ 1,796,569    $ 1,168,374
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.14 %         4.33 %         4.09 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.28 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.50)%        (1.78)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.23)%         0.56 %         1.31 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................         $     11.54    $     10.91    $      9.98    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.09)         (0.10)          0.03           0.03
        Net realized and unrealized (loss) gain on investments               (0.44)          0.82           0.93          (0.22)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.03)         (0.03)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.03)         (0.03)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     11.01    $     11.54    $     10.91    $      9.98
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.59)%         6.69 %         9.64 %        (1.86)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $ 5,634,827    $ 1,807,576    $   987,119    $   173,395
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.18 %         4.44 %         4.07 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.41 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.62)%        (1.77)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.19)%         0.40 %         1.30 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                      See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $212,866 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.

                  The Fund has capital loss carryforwards for federal income tax purposes of $339,603, of which $174,661 expires in the year 2010 and $164,942 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $9,452 and reimbursed $624 of the operating expenses incurred by the Fund for the year ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2003, the Distributor retained sales charges in the amount of $24,085.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $22,154, $87,376, and $35,604, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $19,893,795 and $1,999,410, respectively, for the year ended May 31, 2003.














                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2003 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                             Position(s)  Length                                           Complex
         Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address          Fund/Trust   Served           During Past 5 Years             Trustee            Held by Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                        Independent Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Jack E. Brinson, 70          Trustee     Since    Retired;  Previously,  President  of       1       Independent  Trustee  - Gardner
                                         1997     Brinson   Investment  Co.  (personal               Lewis  Investment Trust for the
                                                  investments) President   of  Brinson               and three series of that trust;
                                                  Chevrolet,  Inc. (auto  dealership)                The Nottingham Investment Trust
                                                                                                     II for the eight series of that
                                                                                                     trust; Hillman Capital
                                                                                                     Management Investment Trust for
                                                                                                     two series of that trust; and
                                                                                                     de Leon Funds Trust for the
                                                                                                     one series of that trust  (all
                                                                                                     registered investment
                                                                                                     companies)
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                            Officers
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Douglas Davenport, 52     President,  Since    President  (since  1998) of  Atlanta      n/a                    n/a
Atlanta Investment  Counsel, Treasurer,  2003     Investment Counsel,  LLC (Advisor of
LLC                          Principal            the Fund);  previously,  stockbroker
3717 Haddon Hall Road, NW    Executive            at Lehman Brothers
Suite 200                    Officer,
Atlanta, GA  30327           and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Frank Watson III, 32      Secretary   Since    President   and   Chief    Operating      n/a                    n/a
                                         1997     Officer    (since   1999)   of   The
                                                  Nottingham                   Company
                                                  (Administrator    to   the    Fund);
                                                  previously,  Chief Operating Officer
                                                  of The Nottingham Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Julian G. Winters, 34        Assistant   Since    Vice            President-Compliance      n/a                    n/a
                             Treasurer   2003     Administration  (since  1998) of The
                             and                  Nottingham   Company;    previously,
                             Assistant            Fund  Accountant  at The  Nottingham
                             Secretary            Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel:  (212) 436-2000
Fax:  (212) 436-5000
www.deloitte.com                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:


We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
June 27, 2003

___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS C SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2003




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                  WISDOM FUND
                          Annual Report to Shareholders
                                  July 23, 2003


To Our Fellow Shareholders:

What a difference a quarter makes. Investors should never underestimate the ability of the stock market to surprise and humble investors over the short term. That is why we rely on valuation analysis, which we believe, is a primary driver of investment returns over several years and longer.

Several risks impacted returns over the last year:

     o Structural risks including high debt levels and the sizable U.S. dependence on foreign capital,
     o    Deflation, which could be a by-product of high debt levels,
     o Inflation, which could eventually be ignited by attempts to fight deflation, and
     o    Geopolitical risks including terrorism.

We believe that current asset prices suggest returns of 6-9% for equity-type assets on average, over the next five years. The reality is that returns could be significantly different if growth rates are abnormally high or low or if assets become overvalued or undervalued. So, even though we believe the most likely range of returns is 6-9%, it's not hard to imagine returns being two percentage points higher or lower and, along the way, individual returns could be significantly higher or lower. The sad reality is that returns were so high in the 1990s that they effectively borrowed from the future. The bear market brought things back to reality and beyond and now we've had a bounce back to fair value. How can we do better?

We believe that Atlanta Investment Counsel's added value is the function of the quality of the research and our discipline. At times of extreme greed and fear this is particularly difficult because emotion can cloud judgment. We view one of the most important parts of our job as helping to avoid the emotional ties that can lead to buying and selling at the wrong time.

As of May 31, 2003, the fund had about a 37% allocation to the financial services and the multiline and property and casualty insurance areas. We like these areas because we believe: (1) valuations tend to be low relative to earnings, (2) great management can make a big difference and add value, (3) most competitors are generally mediocre and above-average managers are rare, (4)
growth opportunities are open-ended because market shares tend to be low, markets are large and they are businesses that don't become obsolete, and (5) reported earnings are generally cash earnings.

We remain both pleased and proud that the long-term track record of the fund remains positive and solidly ahead of the passive investment alternative of the S&P 500. Our efforts have met our goals and exceeded our own expectations during the fund's operation in the tumultuous time frame of 2000-2002.

We advise shareholders to maintain modest positive return expectations and also to sustain their confidence. We have selected portfolio companies that, in our opinion, retain the ability to perform well in their respective industries in an improved economic climate.

We find ourselves in an environment that is quite different from what most investors have grown used to over the past two decades. We have gone through the worst bear market in a generation, but have seen investors come back to the market again. We believe that we are well positioned for the environment we are faced with and remain confident we can continue to add substantial value.

C. Douglas Davenport, J.D.
Portfolio Manager-Wisdom Fund


________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                                   WISDOM FUND

                                 CLASS C SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2003

--------------------------------------------------------------------------------
                         Wisdom Fund                   S&P 500 Total
                        Class C Shares                 Return Index
--------------------------------------------------------------------------------
  11/16/99                $10,000                        $10,000
  02/29/00                  8,613                          9,655
  05/31/00                  9,814                         10,070
  08/31/00                 10,306                         10,787
  11/30/00                 11,161                          9,373
  02/28/01                 10,839                          8,863
 5/31/2001                 10,760                          9,007
  08/31/01                 10,494                          8,156
  11/30/01                 10,592                          8,227
  02/28/02                 10,993                          8,020
 5/31/2002                 11,480                          7,760
  08/31/02                 10,565                          6,689
  11/30/02                 10,535                          6,868
  02/28/03                  9,809                          6,201
 5/31/2003                 10,953                          7,134





This graph depicts the performance of the Wisdom Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

       ------------------------------ ------------- ---------------------
                                                        Since 11/16/99
                                         One Year       (Commencement
                                                        of Operations)
       ------------------------------ ------------- ---------------------
              No Sales Charges           (4.59)%            2.60 %
       ------------------------------ ------------- ---------------------
           1% Maximum Sales Charge       (5.55)%            2.60 %
       ------------------------------ ------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the CDSC for the Class C Shares declines to 0% after the first year. However, the CDSC is reflected in the return table above as applicable. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested.

>> At May 31, 2003, the value of the Fund's Class C Shares would have increased to $10,953 - a cumulative total investment return of 9.53% since November 16, 1999.

>> At May 31, 2003, a similar investment in the S&P 500 Total Return Index would have decreased to $7,134 - a cumulative total investment return of (28.66)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.00%

      Apparel Manufacturing - 0.43%
        (a)Jones Apparel Group, Inc. .............................................                     5,310           $    155,902
                                                                                                                       ------------

      Beverages - 7.10%
           The Coca-Cola Company .................................................                    56,830              2,589,743
                                                                                                                       ------------

      Building Materials - 0.45%
           Lowe's Companies, Inc. ................................................                     3,230                136,500
        (a)USG Corporation .......................................................                     2,400                 27,936
                                                                                                                       ------------
                                                                                                                            164,436
                                                                                                                       ------------
      Chemicals - 0.20%
           Great Lakes Chemical Corporation ......................................                     3,220                 74,157
                                                                                                                       ------------

      Commercial Services - 2.09%
           First American Corporation ............................................                     7,770                210,412
           H&R Block, Inc. .......................................................                     3,320                135,921
           Moody's Corporation ...................................................                     8,005                417,460
                                                                                                                       ------------
                                                                                                                            763,793
                                                                                                                       ------------
      Computer Software & Services - 0.45%
           First Data Corporation ................................................                     3,970                164,437
                                                                                                                       ------------

      Cosmetics & Personal Care - 2.89%
           The Gillette Company ..................................................                    31,380              1,054,682
                                                                                                                       ------------

      Financial - Banks, Money Center - 2.40%
           Wells Fargo Company ...................................................                    18,122                875,293
                                                                                                                       ------------

      Financial Services - 7.58%
           American Express Company ..............................................                    37,050              1,543,503
           M&T Bank Corp. ........................................................                     2,030                180,771
           MBIA, Inc. ............................................................                    19,500                975,975
           SunTrust Banks, Inc. ..................................................                     1,100                 65,230
                                                                                                                       ------------
                                                                                                                          2,765,479
                                                                                                                       ------------
      Food - Wholesale - 1.02%
           Sysco Corporation .....................................................                    12,000                371,280
                                                                                                                       ------------

      Furniture & Home Appliances - 0.43%
           Ethan Allen Interiors, Inc. ...........................................                     4,430                157,841
                                                                                                                       ------------

      Health Care Services - 0.28%
        (a)Iron Mountain, Inc. ...................................................                     2,600                102,700
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Industrial Materials - Specialty - 0.10%
           Dover Corporation .....................................................                     1,200           $     36,372
                                                                                                                       ------------

      Insurance - Life & Health - 1.71%
           AFLAC, INCORPORATED ...................................................                    11,060                363,985
           Brown & Brown, Inc. ...................................................                     7,330                259,848
                                                                                                                       ------------
                                                                                                                            623,833
                                                                                                                       ------------
      Insurance - Multiline - 14.47%
           Ambac Financial Group, Inc. ...........................................                     6,580                438,952
           American International Group, Inc. ....................................                    23,150              1,339,922
           American National Insurance Company ...................................                     1,300                111,332
           Arthur J. Gallagher & Co. .............................................                    13,100                356,975
           Cincinnati Financial Corp. ............................................                    11,400                423,168
           Odyssey Re Holdings Corp. .............................................                    14,100                290,883
           PartnerRe Ltd. ........................................................                    11,005                584,585
           RenaissanceRe Holdings Ltd. ...........................................                    25,478              1,138,867
           The Chubb Corporation .................................................                     7,400                473,822
           Willis Group Holdings Limited .........................................                     3,800                120,156
                                                                                                                       ------------
                                                                                                                          5,278,662
                                                                                                                       ------------
      Insurance - Property & Casualty - 15.37%
           ACE Limited ...........................................................                     3,847                140,800
           Everest Re Group, Ltd. ................................................                    11,215                818,695
           Fidelity National Financial, Inc. .....................................                    20,421                634,488
           Leucadia National Corporation .........................................                     7,000                266,980
        (a)Markel Corporation ....................................................                     4,600              1,160,350
           The Progressive Corporation ...........................................                    21,460              1,545,120
           Wesco Financial Corporation ...........................................                       386                116,958
           White Mountains Insurance Group Ltd. ..................................                       900                369,900
           XL Capital Ltd. .......................................................                     6,375                554,944
                                                                                                                       ------------
                                                                                                                          5,608,235
                                                                                                                       ------------
      Manufacturing - 0.30%
        (a)American Standard Company, Inc. .......................................                     1,500                110,985
                                                                                                                       ------------

      Metal Fabrication & Hardware - 0.06%
        (a)Mueller Industries, Inc. ..............................................                       850                 22,261
                                                                                                                       ------------

      Oil & Gas - International - 0.21%
           PetroChina Co., Ltd. ..................................................                     3,000                 75,960
                                                                                                                       ------------

      Packaging & Containers - 0.10%
        (a)Sealed Air Corporation ................................................                       852                 37,394
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Publishing - Newspapers - 1.37%
           Gannett Co., Inc. .....................................................                       623           $     49,217
           The Washington Post Company ...........................................                       620                449,190
                                                                                                                       ------------
                                                                                                                            498,407
                                                                                                                       ------------
      Real Estate Investment Trusts - 0.45%
           HRPT Properties Trust .................................................                       575                  5,457
           Tanger Factory Outlet Centers, Inc. ...................................                     2,735                 88,340
           The Town & Country Trust ..............................................                     3,156                 72,083
                                                                                                                       ------------
                                                                                                                            165,880
                                                                                                                       ------------
      Restaurants & Food Service - 0.75%
           Wendy's International Inc. ............................................                     4,300                129,473
        (a)Yum! Brands Inc. ......................................................                     5,150                143,994
                                                                                                                       ------------
                                                                                                                            273,467
                                                                                                                       ------------
      Retail - Specialty Line - 1.91%
           La-Z-Boy, Inc. ........................................................                     3,000                 65,730
           The Sherwin-Williams Company ..........................................                    13,970                382,499
        (a)Zale Corporation ......................................................                     6,800                247,180
                                                                                                                       ------------
                                                                                                                            695,409
                                                                                                                       ------------
      Retirement/Aged Care - 0.00%
        (a)Five Star Quality Care, Inc. ..........................................                         4                      5
                                                                                                                       ------------

      Shoes - Leather - 0.26%
           Brown Shoe Co., Inc. ..................................................                     3,300                 93,555
                                                                                                                       ------------

      Textiles - 3.24%
        (a)Mohawk Industries, Inc. ...............................................                    20,495              1,182,766
                                                                                                                       ------------

      Transportation - Miscellaneous - 0.11%
           GATX Corporation ......................................................                     2,342                 39,791
                                                                                                                       ------------

      Utilities - Energy - 3.27%
           Entergy Corporation ...................................................                     4,050                209,344
           FPL Group, Inc. .......................................................                     5,865                389,847
           Kinder Morgan, Inc. ...................................................                     8,700                444,135
           Progress Energy, Inc. .................................................                     3,150                148,207
                                                                                                                       ------------
                                                                                                                          1,191,533
                                                                                                                       ------------

           Total Common Stocks (Cost $22,780,283) ..........................................................             25,174,258
                                                                                                                       ------------






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.46%

      Evergreen Institutional Municipal Money Market Fund ............................             1,330,554           $  1,330,554
      PIMCO High Yield Fund ..........................................................               188,453              1,756,383
                                                                                                                       ------------

           Total Investment Companies (Cost $3,048,258) ....................................................              3,086,937
                                                                                                                       ------------


                                                                                                   Principal
                                                                                                   ---------
U.S. GOVERNMENT OBLIGATIONS - 21.93%

      United States Treasury Bill due 06/26/03 ..................................                 $8,007,000              8,000,779
             (Cost $8,000,884)                                                                    ----------           ------------

Total Value of Investments (Cost $33,829,425 (b)) ...............................                      99.39 %         $ 36,261,974
Other Assets Less Liabilities ...................................................                       0.61 %              222,081
                                                                                                  ----------           ------------
      Net Assets ................................................................                     100.00 %         $ 36,484,055
                                                                                                  ==========           ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,819,028. Unrealized  appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................           $  3,015,979
           Unrealized depreciation .........................................................................               (573,033)
                                                                                                                       ------------

           Net unrealized appreciation .....................................................................           $  2,442,946
                                                                                                                       ============

















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2003


ASSETS
      Investments, at value (cost $33,829,425) ........................................................                $ 36,261,974
      Income receivable ...............................................................................                      30,869
      Receivable for fund shares sold .................................................................                     237,728
      Other assets ....................................................................................                       9,133
                                                                                                                       ------------

           Total assets ...............................................................................                  36,539,704
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      52,637
      Payable for fund shares redeemed ................................................................                       3,012
                                                                                                                       ------------

           Total liabilities ..........................................................................                      55,649
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 36,484,055
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 34,464,630
      Accumulated net realized loss on investments ....................................................                    (413,124)
      Net unrealized appreciation on investments ......................................................                   2,432,549
                                                                                                                       ------------
                                                                                                                       $ 36,484,055
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,228,602/380,431 shares) ................................................................                $      11.12
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($13,824,651/1,245,792 shares) .............................................................                $      11.10
                                                                                                                       ============
      Maximum offering price per share (100/94.25 of $11.10) ..........................................                $      11.78
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($12,795,975/1,166,958 shares) .............................................................                $      10.97
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($5,634,827/511,666 shares) ................................................................                $      11.01
                                                                                                                       ============











See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     72,117
           Dividends .....................................................................................                  266,529
                                                                                                                       ------------

               Total income ..............................................................................                  338,646
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  125,108
           Fund administration fees (note 2) .............................................................                   31,277
           Distribution and service fees - Investor Class Shares (note 3) ................................                   22,154
           Distribution and service fees - Class B Shares (note 3) .......................................                   87,376
           Distribution and service fees - Class C Shares (note 3) .......................................                   35,604
           Custody fees ..................................................................................                    9,275
           Registration and filing administration fees (note 2) ..........................................                   23,931
           Fund accounting fees (note 2) .................................................................                   56,502
           Audit fees ....................................................................................                   16,475
           Legal fees ....................................................................................                   21,458
           Securities pricing fees .......................................................................                    4,866
           Shareholder recordkeeping fees ................................................................                   38,859
           Other accounting fees (note 2) ................................................................                    1,052
           Shareholder servicing expenses ................................................................                   10,018
           Registration and filing expenses ..............................................................                   50,159
           Printing expenses .............................................................................                   13,335
           Trustee fees and meeting expenses .............................................................                    3,890
           Other operating expenses ......................................................................                   10,249
                                                                                                                       ------------

               Total expenses ............................................................................                  561,588
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ......................................................                     (624)
                    Investment advisory fees waived (note 2) .............................................                   (9,452)
                                                                                                                       ------------

               Net expenses ..............................................................................                  551,512
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (212,866)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (179,255)
      Increase in unrealized appreciation on investments .................................................                1,023,603
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  844,348
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    631,482
                                                                                                                       ============


See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Years ended May 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................             $   (212,866)         $    (55,987)
         Net realized loss from investment transactions ............................                 (179,255)             (233,249)
         Increase in unrealized appreciation on investments ........................                1,023,603               972,562
                                                                                                 ------------          ------------
              Net increase in net assets resulting from operations .................                  631,482               683,326
                                                                                                 ------------          ------------
     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Class Shares                        0               (30,682)
         Net realized gain from investment transactions - Investor Class Shares ....                        0               (15,741)
         Net realized gain from investment transactions - Class B Shares ...........                        0               (15,865)
         Net realized gain from investment transactions - Class C Shares ...........                        0               (10,533)
                                                                                                 ------------          ------------
              Decrease in net assets resulting from distributions ..................                        0               (72,821)
                                                                                                 ------------          ------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......               23,073,111             4,966,991
                                                                                                 ------------          ------------

                     Total increase in net assets ..................................               23,704,593             5,577,496

NET ASSETS
     Beginning of year .............................................................               12,779,462             7,201,966
                                                                                                 ------------          ------------

     End of year ...................................................................             $ 36,484,055          $ 12,779,462
                                                                                                 ============          ============
(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                   2003                                       2002
                                                        Shares               Value                 Shares                 Value
---------------------------------------------------  -------------------------------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold ......................................         59,533          $    629,968                44,137          $    469,606
Shares issued for reinvestment of distributions ..              0                     0                 2,873                30,682
Shares redeemed ..................................        (19,266)             (200,123)                  (10)                 (106)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................         40,267          $    429,845                47,000          $    500,182
                                                     ============          ============          ============          ============
---------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold ......................................      1,186,944          $ 12,484,955               179,059          $  1,939,701
Shares issued for reinvestment of distributions ..              0                     0                 1,412                15,119
Shares redeemed ..................................       (178,198)           (1,844,784)              (59,071)             (596,651)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      1,008,746          $ 10,640,171               121,400          $  1,358,169
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS B SHARES
---------------------------------------------------
Shares sold ......................................        869,053          $  9,061,351               328,961          $  3,657,636
Shares issued for reinvestment of distributions ..              0                     0                   984                10,520
Shares redeemed ..................................        (76,569)             (796,003)             (120,721)           (1,289,873)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        792,484          $  8,265,348               209,224          $  2,378,283
                                                     ============          ============          ============          ============
---------------------------------------------------
                  CLASS C SHARES
---------------------------------------------------
Shares sold ......................................        401,147          $  4,218,789                81,920          $    907,685
Shares issued for reinvestment of distributions ..              0                     0                   971                10,423
Shares redeemed ..................................        (46,073)             (481,042)              (16,796)             (187,751)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................        355,074          $  3,737,747                66,095          $    730,357
                                                     ============          ============          ============          ============
---------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------
Shares sold ......................................      2,516,677          $ 26,395,063               634,077          $  6,974,628
Shares issued for reinvestment of distributions ..              0                     0                 6,240                66,744
Shares redeemed ..................................       (320,106)           (3,321,952)             (196,598)           (2,074,381)
                                                     ------------          ------------          ------------          ------------
     Net increase ................................      2,196,571          $ 23,073,111               443,719          $  4,966,991
                                                     ============          ============          ============          ============

See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002          2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     11.54    $     10.80    $      9.90    $      9.91    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ................         (0.03)         (0.02)          0.17           0.18           0.04
        Net realized and unrealized (loss) gain
            on investments ..........................         (0.39)          0.85           0.90          (0.01)         (0.09)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations ........         (0.42)          0.83           1.07           0.17          (0.05)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income .......................          0.00           0.00          (0.17)         (0.18)         (0.04)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------
            Total distributions .....................          0.00          (0.09)         (0.17)         (0.18)         (0.04)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ......................   $     11.12    $     11.54    $     10.80    $      9.90    $      9.91
                                                        ===========    ===========    ===========    ===========    ===========
Total return ........................................         (3.64)%         7.78 %        10.70 %         1.64 %        (0.45)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period ........................   $ 4,228,602    $ 3,924,962    $ 3,164,763    $ 2,710,312    $   498,213
                                                        ===========    ===========    ===========    ===========    ===========


   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.67 %         3.19 %         3.30 %         5.05 %        23.94 %(b)
        After expense reimbursements and waived fees           1.62 %         1.71 %         0.26 %         0.00 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.30)%        (1.65)%        (1.47)%        (2.87)%       (22.69)%(b)
        After expense reimbursements and waived fees          (0.25)%        (0.17)%         1.57 %         2.18 %         1.26 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.



                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                            2003           2002           2001          2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............    $     11.56    $     10.84    $      9.93    $      9.92    $     10.00

   (Loss) income from investment operations
        Net investment (loss) income ...............          (0.04)         (0.04)          0.13           0.12           0.02
        Net realized and unrealized (loss) gain
            on investments .........................          (0.42)          0.85           0.91           0.01          (0.08)
                                                        -----------    -----------    -----------    -----------    -----------

            Total from investment operations .......          (0.46)          0.81           1.04           0.13          (0.06)
                                                        -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ......................           0.00           0.00          (0.13)         (0.12)         (0.02)
        Net realized gain from investment transactions         0.00          (0.09)          0.00           0.00           0.00
                                                        -----------    -----------    -----------    -----------    -----------

            Total distributions ....................           0.00          (0.09)         (0.13)         (0.12)         (0.02)
                                                        -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................    $     11.10    $     11.56    $     10.84    $      9.93    $      9.92
                                                        ===========    ===========    ===========    ===========    ===========

Total return (c) ...................................          (3.98)%         7.57 %        10.41 %         1.36 %        (0.58)%
                                                        ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .......................    $13,824,651    $ 2,739,727    $ 1,253,515    $   656,212    $        99
                                                        ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.91 %         3.39 %         3.86 %         4.29 %        15.49 %(b)
        After expense reimbursements and waived fees           1.87 %         1.96 %         0.68 %         0.25 %         0.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees         (0.56)%        (1.91)%        (1.97)%        (1.96)%       (14.68)%(b)
        After expense reimbursements and waived fees          (0.53)%        (0.48)%         1.21 %         2.08 %         0.81 %(b)

   Portfolio turnover rate                                     9.28 %         6.78 %        15.46 %        41.69 %         7.04 %

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003           2002           2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................        $     11.50    $     10.87    $      9.97    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.10)         (0.07)          0.06           0.04
        Net realized and unrealized (loss) gain on investments               (0.43)          0.79           0.90          (0.23)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.06)         (0.04)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.06)         (0.04)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     10.97    $     11.50    $     10.87    $      9.97
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.61)%         6.72 %         9.60 %        (1.85)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $12,795,975    $ 4,307,197    $ 1,796,569    $ 1,168,374
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.14 %         4.33 %         4.09 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.28 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.50)%        (1.78)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.23)%         0.56 %         1.31 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                    For the Periods ended May 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................         $     11.54    $     10.91    $      9.98    $     10.20

   (Loss) income from investment operations
        Net investment (loss) income .........................               (0.09)         (0.10)          0.03           0.03
        Net realized and unrealized (loss) gain on investments               (0.44)          0.82           0.93          (0.22)
                                                                       -----------    -----------    -----------    -----------

            Total from investment operations .................               (0.53)          0.72           0.96          (0.19)
                                                                       -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ................................                0.00           0.00          (0.03)         (0.03)
        Net realized gain from investment transactions .......                0.00          (0.09)          0.00           0.00
                                                                       -----------    -----------    -----------    -----------

            Total distributions ..............................                0.00          (0.09)         (0.03)         (0.03)
                                                                       -----------    -----------    -----------    -----------

Net asset value, end of period ...............................         $     11.01    $     11.54    $     10.91    $      9.98
                                                                       ===========    ===========    ===========    ===========

Total return (c) .............................................               (4.59)%         6.69 %         9.64 %        (1.86)%
                                                                       ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of period .................................         $ 5,634,827    $ 1,807,576    $   987,119    $   173,395
                                                                       ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees                         2.66 %         4.18 %         4.44 %         4.07 %(b)
        After expense reimbursements and waived fees                          2.62 %         2.71 %         1.41 %         1.00 %(b)

   Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees                        (1.31)%        (2.66)%        (2.62)%        (1.77)%(b)
        After expense reimbursements and waived fees                         (1.27)%        (1.19)%         0.40 %         1.30 %(b)

   Portfolio turnover rate                                                    9.28 %         6.78 %        15.46 %        41.69 %

(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                      See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund") is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $212,866 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.

                  The Fund has capital loss carryforwards for federal income tax purposes of $339,603, of which $174,661 expires in the year 2010 and $164,942 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $9,452 and reimbursed $624 of the operating expenses incurred by the Fund for the year ended May 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2003



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2003, the Distributor retained sales charges in the amount of $24,085.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $22,154, $87,376, and $35,604, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the year ended May 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $19,893,795 and $1,999,410, respectively, for the year ended May 31, 2003.














                                                                     (Continued)

                                   WISDOM FUND

                             ADDITIONAL INFORMATION

                                  May 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustee and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustee received aggregate compensation of $3,000 during the fiscal year ended May 31, 2003 from the Fund for his services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                             Position(s)  Length                                           Complex
         Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address          Fund/Trust   Served           During Past 5 Years             Trustee            Held by Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                        Independent Trustee
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Jack E. Brinson, 70          Trustee     Since    Retired;  Previously,  President  of       1       Independent  Trustee  - Gardner
                                         1997     Brinson   Investment  Co.  (personal               Lewis  Investment Trust for the
                                                  investments) President   of  Brinson               and three series of that trust;
                                                  Chevrolet,  Inc. (auto  dealership)                The Nottingham Investment Trust
                                                                                                     II for the eight series of that
                                                                                                     trust; Hillman Capital
                                                                                                     Management Investment Trust for
                                                                                                     two series of that trust; and
                                                                                                     de Leon Funds Trust for the
                                                                                                     one series of that trust  (all
                                                                                                     registered investment
                                                                                                     companies)
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
                                                            Officers
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Douglas Davenport, 52     President,  Since    President  (since  1998) of  Atlanta      n/a                    n/a
Atlanta Investment  Counsel, Treasurer,  2003     Investment Counsel,  LLC (Advisor of
LLC                          Principal            the Fund);  previously,  stockbroker
3717 Haddon Hall Road, NW    Executive            at Lehman Brothers
Suite 200                    Officer,
Atlanta, GA  30327           and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
C. Frank Watson III, 32      Secretary   Since    President   and   Chief    Operating      n/a                    n/a
                                         1997     Officer    (since   1999)   of   The
                                                  Nottingham                   Company
                                                  (Administrator    to   the    Fund);
                                                  previously,  Chief Operating Officer
                                                  of The Nottingham Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------
Julian G. Winters, 34        Assistant   Since    Vice            President-Compliance      n/a                    n/a
                             Treasurer   2003     Administration  (since  1998) of The
                             and                  Nottingham   Company;    previously,
                             Assistant            Fund  Accountant  at The  Nottingham
                             Secretary            Company
---------------------------- ----------- -------- ------------------------------------- ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel:  (212) 436-2000
Fax:  (212) 436-5000
www.deloitte.com                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of New Providence Investment Trust and Shareholders of Wisdom Fund:


We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") (a portfolio of New Providence Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
June 27, 2003

___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. Code of Ethics.


     Not applicable.





ITEM 3. Audit Committee Financial Expert.


     Not applicable.





ITEM 4. Principal Accountant Fees and Services.


     Not applicable.





ITEMS 5-6. [Reserved]





ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


     Not applicable.





ITEM 8.  [Reserved]





ITEM 9. Controls and Procedures.


(a) The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




ITEM 10. Exhibits.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2) attached as Exhibit 99.CERT.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b) attached as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: July 21, 2003







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: July 21, 2003